Income Taxes - Components of Provision for (Recovery of) Income Tax and Income from Continuing Operations Before Income Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Income Tax Disclosure [Abstract]
Statutory Canadian tax rate	26.60%	26.60%	26.60%
Expected provision for (recovery of) income taxes from continuing operations	$ (102)	$ (1,908)	$ (324)
Differences in income taxes resulting from:
Investment tax credits	(51)	(77)	(127)
Canadian tax rate differences	(27)	(82)	(125)
Manufacturing and processing activities	79	781	0
Change in unrecognized income tax benefits	0	0	(116)
Non-deductible goodwill impairment	0	0	84
Foreign tax rate differences	11	(10)	6
Other differences	9	(15)	10
Provision for (recovery of) income taxes	$ (81)	$ (1,311)	$ (592)